Gain/(loss) on Deconsolidation of Subsidiary	12 Months Ended
Dec. 31, 2024
Subsidiary [Abstract]
Gain/(loss) on Deconsolidation of Subsidiary	Gain/(loss) on Deconsolidation of Subsidiary
Upon the Group losing control over a subsidiary, the assets and liabilities of the subsidiary are derecognized along with any related non-controlling interest. Any interest that the Group retains in the former subsidiary is measured at fair value when control is lost. Any resulting gain or loss is included in gain/(loss) on deconsolidation of subsidiary in the Consolidated Statement of Comprehensive Income/(Loss).
Sonde
On May 25, 2022, Sonde completed a Series B preferred share financing and amended its Voting Agreement to grant the Series B preferred stockholders representation on Sonde’s Board of Directors. As a result of the Series B preferred share financing and the amendment to the Voting Agreement, the Group's voting interest was reduced below 50%, and the Group no longer controls Sonde's Board of Directors, which is the governance body that has the power to direct the relevant activities of Sonde. Consequently, the Group concluded that it lost control over Sonde, and therefore, Sonde was deconsolidated on May 25, 2022 from the Group’s Consolidated Financial Statements. The results of Sonde’s operations are included in the Group’s Consolidated Financial Statements through the date of deconsolidation.
Following deconsolidation, the Group has significant influence over Sonde through its voting interest in Sonde and its remaining representation on Sonde's Board of Directors. The Group holds Preferred A-1, A-2 and B shares. The Preferred A-1 shares have the same terms as common stock and provide their shareholders with access to returns associated with a residual equity ownership in Sonde. Consequently, the investment in Preferred A-1 shares is accounted for under the equity method. The convertible Preferred A-2 and B shares do not provide their shareholders with access to returns associated with a residual equity interest, and, as such, are accounted for under IFRS 9, as investments held at fair value with changes in fair value recorded in profit and loss. Under IFRS 9, the investments in Preferred A-2 and B shares are categorized as debt instruments that are presented at fair value through profit and loss because the amounts receivable do not represent solely payments of principal and interest.
Upon deconsolidation, the Group derecognized the assets, liabilities and non-controlling interest in respect of Sonde and recorded its aforementioned investment in Sonde at fair value. The deconsolidation resulted in a gain of $27,251. As of the date of deconsolidation, the investment in Sonde convertible preferred shares amounted to $18,848.
As of December 31, 2024 and 2023, the Group’s investment in Sonde’s convertible preferred shares held at fair value was $0 and $10,408, respectively, and categorized as Level 3 in the fair value hierarchy.
Vedanta
On March 1, 2023, Vedanta issued convertible debt to a syndicate of investors. The Group did not participate in this round of financing. As part of the issuance of the debt, the convertible debt holders were granted representation on Vedanta's Board of Directors, and the Group lost control over the Vedanta Board of Directors, which is the governance body that has the power to direct the relevant activities of Vedanta. Consequently, Vedanta was deconsolidated on March 1, 2023 from the Group’s Consolidated Financial Statements. The results of Vedanta’s operations are included in the Group’s Consolidated Financial Statements through the date of deconsolidation.
Following deconsolidation, the Group has significant influence over Vedanta through its voting interest in Vedanta and its remaining representation on Vedanta's Board of Directors. The Group only holds convertible preferred shares in Vedanta that do not provide their holders with access to returns associated with a residual equity interest, and as such, are accounted for under IFRS 9, Financial Instruments, as investments held at fair value with changes in fair value recorded in profit and loss. Under IFRS 9, the Group’s preferred share investment is categorized as a debt instrument that is presented at fair value through profit and loss because the amounts receivable does not represent solely payments of principal and interest.
Upon deconsolidation, the Group derecognized the assets, liabilities and non-controlling interest in respect of Vedanta and recorded its aforementioned investment in Vedanta at fair value. The deconsolidation resulted in a gain of $61,787. As of the date of deconsolidation, the investment in Vedanta convertible preferred shares held at fair value amounted to $20,456.
As of December 31, 2024 and 2023, the Group’s investment in Vedanta convertible preferred shares is held at fair value of $11,163 and $14,153, respectively, and categorized as Level 3 in the fair value hierarchy. The significant unobservable inputs used in the fair value measurement of the Group’s investment in the convertible preferred shares of Vedanta and the sensitivity of the fair value measurement to changes in these significant unobservable inputs are disclosed in Note 19. Financial Instruments.
Seaport
On October 18, 2024, Seaport completed a Series B preferred share financing and amended its Voting Agreement to grant the Series B preferred stockholders’ representation on Seaport’s Board of Directors. As a result of the Series B preferred share financing and the amendments to the Voting Agreement, the Group's voting interest was reduced below 50%, and the Group no longer controls Seaport’s Board of Directors, which is the governance body that has the power to direct the relevant activities of Seaport. Therefore, the Group concluded that it lost control over Seaport, and Seaport was deconsolidated on October 18, 2024 from the Group’s Consolidated Financial Statements. The results of Seaport’s operations are included in the Group’s Consolidated Financial Statements through the date of deconsolidation.
Following deconsolidation, the Group has significant influence over Seaport through its voting interest in Seaport and its remaining representation on Seaport’s Board of Directors. The Group holds Preferred A-1, A-2 and B shares in addition to common shares. The common shares are accounted for under the equity method as prescribed by IAS 28, Investments in Associates and Joint Ventures. The Preferred A-1, A-2 and B shares do not provide their shareholders with access to returns associated with a residual equity interest, and, as such, are accounted for under IFRS 9, Financial Instruments, as investments held at fair value with changes in fair value recorded in profit and loss. Under IFRS 9, the A-1, A-2 and B preferred share investments are categorized as debt instruments that are presented at fair value through profit and loss because the amounts receivable do not represent solely payments of principal and interest.
Upon deconsolidation, the Group derecognized the assets, liabilities and non-controlling interest in respect of Seaport and recorded its aforementioned investment in Seaport at fair value. The deconsolidation resulted in a gain of $151,808.
As of December 31, 2024, the Group’s investment in Seaport’s convertible preferred shares is held at fair value of $177,288 and is categorized as Level 3 in the fair value hierarchy. The significant unobservable inputs used in the fair value measurement of the Group’s investment in the convertible preferred shares of Seaport and the sensitivity of the fair value measurement to changes to these significant unobservable inputs are disclosed in Note 19. Financial Instruments.
The following table summarizes the assets, liabilities and non-controlling interest of Seaport, Vedanta and Sonde derecognized from the Group in the years ended December 31, 2024, 2023 and 2022, respectively.

	2024 $	2023 $	2022 $
Assets, Liabilities and non-controlling interests in deconsolidated subsidiary	Seaport	Vedanta	Sonde
Cash and cash equivalents	(91,570)	(13,784)	(479)
Trade and other receivables	(220)	(702)	—
Prepaid assets	(1,309)	(3,516)	—
Property and equipment, net	(175)	(8,092)	—
Right of use asset, net	—	(2,477)	—
Trade and other payables	6,102	15,078	1,407
Trade and other payables due to PureTech	3,370	139	—
Deferred revenue	—	1,902	—
Lease liabilities (including current portion)	—	4,146	—
Long-term loan (including current portion)	—	15,446	—
Subsidiary notes payable	—	—	3,403
Subsidiary preferred shares and warrants	76,208	24,568	15,853
Other assets and liabilities, net	(475)	(462)	123
Sub-total (net assets)/liabilities	(8,070)	32,246	20,307
Derecognize carrying value of non-controlling interest	(7,430)	9,085	(11,904)
Recognize investment retained in deconsolidated subsidiary at fair value*	167,308	20,456	18,848
Calculated gain on deconsolidation	151,808	61,787	27,251